Fair Value Measurements - Summary of Fair Value on Recurring Basis (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Liabilities:
Bifurcated embedded derivative liabilities	$ 0	$ 1,936,827
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Warrant liabilities - public	575,000
Fair Value, Inputs, Level 3 [Member]
Liabilities:
GEM warrant liabilities	641,000
Yorkville convertible note	$ 1,766,000
Bifurcated embedded derivative liabilities		845,473
SAFE		663,804
Fair Value, Inputs, Level 3 [Member] | Related Party [Member]
Liabilities:
Bifurcated embedded derivative liabilities		1,936,827
SAFE		$ 8,802,196